Deferred Revenue and Performance Obligations	6 Months Ended
Jun. 30, 2022
Deferred Revenue and Performance Obligations
Deferred Revenue and Performance Obligations

Note 6. Deferred Revenue and Performance Obligations

Deferred Revenue

Deferred revenue, which is a contract liability, consists primarily of payments received and accounts receivable recorded in advance of revenue recognition under the Company’s contracts with customers and is recognized as the revenue recognition criteria are met.

Revenue recognized during the three months ended June 30, 2022 and 2021, that was included in the deferred revenue balances at the beginning of the respective periods, was approximately $136,100 and $132,800, respectively. Revenue recognized during the six months ended June 30, 2022 and 2021 that was included in the deferred revenue balances at the beginning of the respective periods was approximately $278,300 and $210,300, respectively

Transaction Price Allocated to the Remaining Performance Obligations

Transaction price allocated to the remaining performance obligations represents all future, non-cancelable contracted revenue that has not yet been recognized, inclusive of deferred revenue that has been invoiced and non-cancelable amounts that will be invoiced and recognized as revenue in future periods.

As of June 30, 2022, total remaining non-cancelable performance obligations under the Company’s contracts with customers was approximately $704,000. The Company expects to recognize all of this revenue over the next 12 months.